Reportable Segments (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Net sales:
Domestic	$ 5,014,695	$ 4,358,091	$ 4,167,042
Total international	511,087	467,652	438,247
Total net sales	5,525,782	4,825,743	4,605,289
Assets:
Total assets	9,115,226	8,324,585	7,974,853
Long-lived assets (excluding goodwill and other intangibles):
Domestic	1,164,802	885,952	854,523
Total international	65,334	48,878	62,455
Total long-lived assets (excluding goodwill and other intangibles)	1,230,136	934,830	916,978
Domestic [Member]
Assets:
Total assets	8,721,449	7,912,311	7,591,931
CANADA [Member]
Net sales:
Total international	447,004	409,710	385,870
Assets:
Total assets	386,026	406,576	376,788
Long-lived assets (excluding goodwill and other intangibles):
Total international	28,072	48,172	61,743
All other international [Member]
Net sales:
Total international	64,083	57,942	52,377
Assets:
Total assets	7,751	5,698	6,134
Long-lived assets (excluding goodwill and other intangibles):
Total international	37,262	706	712
Total international [Member]
Assets:
Total assets	$ 393,777	$ 412,274	$ 382,922